Taxes (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Financial liabilities, beginning	R$ 1,995,158	R$ 3,326,795
Monetary variation	199,241	261,463
Financial liabilities transfer to sectorial financial liabilities	(1,462,673)	(1,593,100)
Financial liabilities, ending	731,726	R$ 1,995,158
Financial liabilities, current	558,591
Financial liabilities, Noncurrent	R$ 173,135